o FIST1 *P3


                               CLASS REDESIGNATION
                            EFFECTIVE JANUARY 1, 1999

                           Class A - Formerly Class I
                           Class B - New Share Class
                                     (Equity Fund Only)
                           Class C - Formerly Class II

                            SHARE CLASS REDESIGNATION
                            EFFECTIVE JANUARY 1, 1999


                        SUPPLEMENT DATED JANUARY 11, 1999
                              TO THE PROSPECTUS OF
                       FRANKLIN INVESTORS SECURITIES TRUST
                (FIST1 - FRANKLIN GLOBAL GOVERNMENT INCOME FUND,
          FRANKLIN SHORT-INTERMEDIATE U.S. GOVERNMENT SECURITIES FUND,
      FRANKLIN CONVERTIBLE SECURITIES FUND AND FRANKLIN EQUITY INCOME FUND)
                 DATED MARCH 1, 1998, AS AMENDED AUGUST 3, 1998


The prospectus is amended as follows:

I.   As of January 1, 1999,  the Equity  Fund  offers  three  classes of shares:
     Class A, Class B and Class C. The Global Fund also offers three classes of shares: Class A, Class C and Advisor Class. The Short-Intermediate Fund offers two classes of shares: Class A and Advisor Class. The Convertible Fund also offers two classes of shares: Class A and Class C.

     Before January 1, 1999, Class A shares were designated Class I and Class C shares were designated Class II. All references in the prospectus to Class I shares are replaced with Class A, and all references to Class II shares are replaced with Class C.

II. The second paragraph on the cover of the prospectus is replaced with the following:

     This prospectus describes each fund's Class A shares, the Equity Fund's Class B shares, and the Global Fund's, Convertible Fund's and Equity Fund's Class C shares. The Global Fund and Short-Intermediate Fund currently offer another share class with a different sales charge and expense structure, which affects performance.

III. The section "Expense Summary" is replaced with the following:

     This table is designed to help you understand the costs of investing in the funds. It is based on the funds' historical expenses for the fiscal year ended October 31, 1997. The funds' actual expenses may vary.

                                                  SHORT-
                                       GLOBAL  INTERMEDIATE  CONVERTIBLE  EQUITY
                                        FUND      FUND          FUND       FUND
--------------------------------------------------------------------------------

      A. SHAREHOLDER TRANSACTION EXPENSES1

      CLASS A2

      Maximum Sales Charge (as a
      percentage of Offering Price)     4.25%     2.25%         5.75%      5.75%

       Paid at time of purchase3        4.25%     2.25%         5.75%      5.75%

       Paid at redemption4              NONE      NONE          NONE       NONE

      Exchange Fee (per transaction)5   NONE      NONE          NONE       NONE

      CLASS B6

      Maximum Sales Charge (as a
      percentage of Offering Price)      ---       ---           ---       4.00%

       Paid at time of purchase3         ---       ---           ---       NONE

       Paid at redemption4               ---       ---           ---       4.00%

      Exchange Fee (per transaction)5    ---       ---           ---       NONE

      CLASS C2

      Maximum Sales Charge (as a
      percentage of Offering Price)     1.99%      ---          1.99%      1.99%

       Paid at time of purchase3        1.00%      ---          1.00%      1.00%

       Paid at redemption4              0.99%      ---          0.99%      0.99%

      Exchange Fee (per transaction)5   NONE       ---          NONE       NONE


      B. ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)

      CLASS A2

      Management Fees                   0.60%     0.56%         0.57%      0.53%

      Rule 12b-1 Fees7                  0.10%     0.08%         0.25%      0.25%

      Other Expenses                    0.20%     0.14%         0.18%      0.19%
                                       -----------------------------------------

      Total Fund Operating Expenses     0.90%    0.78%          1.00% 8    0.97%
                                       =========================================

      CLASS B6

      Management Fees                    ---      ---            ---       0.53%

      Rule 12b-1 Fees7                   ---      ---            ---       1.00%

      Other Expenses                     ---      ---            ---       0.19%
                                       -----------------------------------------

      Total Fund Operating Expenses      ---      ---            ---       1.72%
                                       =========================================

      CLASS C2

      Management Fees                   0.60%     ---           0.57%      0.53%

      Rule 12b-1 Fees7                  0.65%     ---           0.99%      1.00%

      Other Expenses                    0.20%     ---           0.18%      0.19%
                                       -----------------------------------------

      Total Fund Operating Expenses     1.45%     ---           1.74%      1.72%
                                       =========================================

      C.  EXAMPLE

          Assume the annual return for each class is 5%, operating expenses are as described above, and you sell your shares after the number of years shown. These are the projected expenses for each $10,000 that you invest in a fund.


                                              SHORT-
                                   GLOBAL   INTERMEDIATE   CONVERTIBLE  EQUITY
                                    FUND      FUND            FUND       FUND
--------------------------------------------------------------------------------

      CLASS A

      1 Year9 ............         $ 513     $  303         $  671     $  668
      3 Years ............         $  700    $  469         $  875     $  866
      5 Years ............         $  902    $  649         $  1,096   $  1,080
      10 Years ...........         $  1,486  $  1,169       $  1,729   $  1,696

      CLASS B

      Assuming you sold your shares
      at the end of the period

      1 Year .............         $  ---    $  ---         $  ---     $  575
      3 Years ............         $  ---    $  ---         $  ---     $  842
      5 Years ............         $  ---    $  ---         $  ---     $  1,133
      10 Years10 .........         $  ---    $  ---         $  ---     $  1,831

      Assuming you stayed in the
      fund

      1 Year .............         $  ---    $  ---         $  ---     $  175
      3 Years ............         $  ---    $  ---         $  ---     $  542
      5 Years ............         $  ---    $  ---         $  ---     $  933
      10 Years10 .........         $  ---    $  ---         $  ---     $  1,831

      CLASS C

      1 Year11 ...........         $ 344     $  ---         $  373     $  371
      3 Years ............         $ 554     $  ---         $  643     $  636
      5 Years ............         $ 884     $  ---         $  1,034   $  1,024
      10 Years ...........         $ 1,818   $  ---         $  2,131   $  2,110

     THIS IS JUST AN EXAMPLE. IT DOES NOT REPRESENT PAST OR FUTURE EXPENSES OR RETURNS. ACTUAL EXPENSES AND RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN. The funds pay their operating expenses. The effects of these expenses are reflected in the Net Asset Value or dividends of each class and are not directly charged to your account.

     1. If your transaction is processed through your Securities Dealer, you may be charged a fee by your Securities Dealer for this service.
     2. Before January 1, 1999, Class A shares were designated Class I and Class C shares were designated Class II.
     3. There is no front-end sales charge if you invest $1 million or more in Class A shares. Although Class B and C have a lower front-end sales charge than Class A, their Rule 12b-1 fees are higher. Over time you may pay more for Class B and C shares. Please see "How Do I Buy Shares? - Choosing a Share Class."
     4. A Contingent Deferred Sales Charge of 1% may apply to Class A purchases of $1 million or more if you sell the shares within one year and to any Class C purchase if you sell the shares within 18 months. A Contingent Deferred Sales Charge of up to 4% may apply to any Class B purchase if you sell the shares within six years. A Contingent Deferred Sales Charge may also apply to purchases by certain retirement plans that qualify to buy Class A shares without a front-end sales charge. The charge is based on the value of the shares sold or the Net Asset Value at the time of purchase, whichever is less. The number in the table shows the charge as a percentage of Offering Price. While the percentage for Class C is different depending on whether the charge is shown based on the Net Asset Value or the Offering Price, the dollar amount you would pay is the same. See "How Do I Sell Shares? - Contingent Deferred Sales Charge" for details.
     5. There is a $5 fee for exchanges by Market Timers.
     6. The Equity Fund began offering Class B shares on January 1, 1999. Annual fund operating expenses are based on the expenses for Class A and C for the fiscal year ended October 31, 1997. The Rule 12b-1 fees are based on the maximum fees allowed under Class B's Rule 12b-1 plan.
     7. These fees may not exceed 0.15% for Global Fund - Class A, 0.10% for Short-Intermediate Fund, 0.25% for Convertible Fund - Class A and Equity Fund - Class A, 0.65% for Global Fund - Class C, and 1.00% for Convertible Fund - Class C and Class B and C of Equity Fund. The combination of front-end sales charges and Rule 12b-1 fees could cause long-term shareholders to pay more than the economic equivalent of the maximum front-end sales charge permitted under the NASD's rules.
     8. Class A total fund operating expenses are different than the ratio of expenses to average net assets shown under "Financial Highlights" due to a timing difference between the end of the 12b-1 plan year and the fund's fiscal year end.
     9. Assumes a Contingent Deferred Sales Charge will not apply.
     10. Assumes conversion of Class B shares to Class A shares after eight years, lowering your annual expenses from that time on.
     11. For the same Class C investment, you would pay projected expenses of $246 (Global Fund), $275 (Convertible Fund), and $273 (Equity Fund) if you did not sell your shares at the end of the first year. Your projected expenses for the remaining periods would be the same.

IV.  The following information is added to the section "Financial Highlights":

     GLOBAL FUND                                           SIX MONTHS ENDED
                                                            APRIL 30, 1998
                                                             (UNAUDITED)
                                                     ---------------------------
                                                        CLASS A       CLASS C
                                                     ---------------------------
     PER SHARE OPERATING PERFORMANCE
     (for a share outstanding throughout the period)
     Net asset value, beginning of period                $8.41          $8.41
                                                     ---------------------------
     Income from investment operations:
         Net investment income                             .31            .29
         Net realized and unrealized gains                 .01            .02
                                                     ---------------------------
     Total from investment operations                      .32            .31
                                                     ---------------------------
     Less distributions from:
         Net investment income                            (.30)          (.28)
         In excess of net investment income               (.01)          (.01)
                                                     ---------------------------
     Total distributions                                  (.31)          (.29)
                                                     ===========================
     Net asset value, end of period                      $8.42          $8.43
                                                     ===========================

     Total return*                                        3.87%          3.71%

     RATIOS/SUPPLEMENTAL DATA
     Net assets, end of period (000's)                 $114,102         $5,605
     Ratios to average net assets:
         Expenses                                          .93%**        1.48%**
         Net investment income                            7.33%**        6.78%**
     Portfolio turnover rate                             19.16%         19.16%



     SHORT-INTERMEDIATE FUND                         SIX MONTHS ENDED
                                                      APRIL 30, 1998
                                                        (UNAUDITED)
                                                     ------------------
                                                          CLASS A
                                                     ------------------
     PER SHARE OPERATING PERFORMANCE
     (for a share outstanding throughout the period)
     Net asset value, beginning of period                       $10.29
                                                     ------------------
     Income from investment operations:
         Net investment income                                     .27
         Net realized and unrealized gains (losses)               (.01)
                                                     ------------------
     Total from investment operations                              .26
                                                     ------------------
     Less distributions from:
         Net investment income                                    (.28)
         Net realized gains                                         --
                                                     ------------------
     Total distributions                                          (.28)
                                                     ==================
     Net asset value, end of period                             $10.27
                                                     ==================

     Total return*                                                2.63%

     RATIOS/SUPPLEMENTAL DATA
     Net assets, end of period (000's)                        $187,528
     Ratios to average net assets:
         Expenses                                                  .78%**
         Net investment income                                    5.30%**
     Portfolio turnover rate                                     37.06%



     CONVERTIBLE FUND                                      SIX MONTHS ENDED
                                                            APRIL 30, 1998
                                                             (UNAUDITED)
                                                     ---------------------------
                                                        CLASS A       CLASS C
                                                     ---------------------------
     PER SHARE OPERATING PERFORMANCE
     (for a share outstanding throughout the period)
     Net asset value, beginning of period                $14.74        $14.68
                                                     ------------------------
     Income from investment operations:
         Net investment income                              .31           .25
         Net realized and unrealized gains                  .42           .42
                                                     -----------------------
     Total from investment operations                       .73           .67
                                                     ------------------------
     Less distributions from:
         Net investment income                             (.35)         (.29)
         Net realized gains                               (1.04)        (1.04)
                                                     --------------------------
     Total distributions                                  (1.39)        (1.33)
                                                     ==========================
     Net asset value, end of period                      $14.08        $14.02
                                                     ==========================

     Total return*                                         5.38%         4.98%

     RATIOS/SUPPLEMENTAL DATA
     Net assets, end of period (000's)                   $224,824      $52,030
     Ratios to average net assets:
         Expenses                                           .96%**       1.70%**
         Net investment income                             4.46%**       3.74%**
     Portfolio turnover rate                              45.53%        45.53%
     Average commission rate paid***                       $.0501        $.0501



     EQUITY FUND                                           SIX MONTHS ENDED
                                                            APRIL 30, 1998
                                                             (UNAUDITED)
                                                     -------------------------
                                                        CLASS A       CLASS C
                                                     -------------------------
     PER SHARE OPERATING PERFORMANCE
     (for a share outstanding throughout the period)
     Net asset value, beginning of period               $19.31         $19.26
                                                    -------------------------
     Income from investment operations:
         Net investment income                             .31            .24
         Net realized and unrealized gains                2.51           2.49
                                                    -------------------------
     Total from investment operations                     2.82           2.73
                                                    -------------------------
     Less distributions from:
          Net investment income                           (.34)+         (.26)+
          Net realized gains                              (.80)          (.80)
                                                    -------------------------
     Total distributions                                 (1.14)         (1.06)
                                                    -------------------------
     Net asset value, end of period                     $20.99         $20.93
                                                    =========================

     Total return*                                       15.05%         14.60%

     RATIOS/SUPPLEMENTAL DATA
     Net assets, end of period (000's)                 $440,140        $77,348
     Ratios to average net assets:
         Expenses                                          .90%**        1.64%**
         Net investment income                            3.02%**        2.22%**
     Portfolio turnover rate                             14.87%         14.87%
     Average commission rate paid***                      $.0500         $.0500

     * Total return does not reflect sales commissions or the Contingent Deferred Sales Charge, and is not annualized.
     ** Annualized.
     *** Relates to purchases and sales of equity securities.
     + Includes distributions in excess of net investment income in the amount of $.002.

V.   The following  paragraphs  are added under "What Are the Risks of Investing
     in  the  Fund?"   (the   section   "Euro   Risk"  does  not  apply  to  the
     Short-Intermediate Fund):

     YEAR 2000. When evaluating current and potential portfolio positions, Year 2000 is one of the factors Advisers considers.

     Advisers will rely upon public filings and other statements made by issuers about their Year 2000 readiness. Issuers in countries outside the U.S., particularly in emerging markets, may not be required to make the same level of disclosure about Year 2000 readiness as is required in the U.S. Advisers, of course, cannot audit each issuer and its major suppliers to verify their Year 2000 readiness.

     If an issuer in which a fund is invested is adversely affected by Year 2000 problems, it is likely that the price of its security will also be adversely affected. A decrease in the value of one or more of a fund's portfolio holdings will have a similar impact on the price of the fund's shares. Please see "Year 2000 Problem" under "Who Manages the Fund?" for more information.

     EURO RISK. On January 1, 1999, the European Monetary Union (EMU) introduced a new single currency, the euro, which will replace the national currency for participating member countries. If a fund holds investments in countries with currencies replaced by the euro, the investment process, including trading, foreign exchange, payments, settlements, cash accounts, custody and accounting will be impacted.

     The process to establish the euro may result in market volatility. It is not possible to predict the impact of the euro on the business or financial condition of European issuers or on a fund. The transition and the elimination of currency risk among EMU countries may change the economic environment and behavior of investors, particularly in European markets. To the extent a fund holds non-U.S. dollar (euro or other) denominated securities, it will still be exposed to currency risk due to fluctuations in those currencies versus the U.S. dollar.

     Resources has created an interdepartmental team to handle all euro-related changes to enable the Franklin Templeton Funds to process transactions accurately and completely with minimal disruption to business activities. While there can be no assurance that a fund will not be adversely affected, Advisers and its affiliated service providers are taking steps that they believe are reasonably designed to address the euro issue.

VI.  In the section "Who Manages the Fund?",

     (a) the following replaces the second paragraph under "Investment Manager" in the section "Who Manages the Fund?":

     Under an agreement with Advisers, Investment Counsel, through its Templeton Global Bond Managers division ("Global Bond Managers"), is the sub-advisor of the Global Fund. A team from Global Bond Managers provides Advisers with investment management advice and assistance.

     (b) the following replaces the section "Management Team - Global Fund":

     The day-to-day portfolio management of the fund is provided by a team from Global Bond Managers.

     (c) the section "Management Team - Equity Fund" is replaced with the following:

     Frank Felicelli since the fund's inception and Kent P. Shepherd since August 1998.

     (d) the following is added to the end of the section:

     Kent P. Shepherd
     Vice President of Advisers

     Mr. Shepherd holds undergraduate degrees in Economics and Political Science from Northwestern University and an MBA in International Finance from UCLA. In addition, Mr. Shepherd is a Chartered Financial Analyst and a Chartered Investment Counselor. Mr. Shepherd has been with the Franklin Templeton Group since 1991.

     (e) Howard M. McEldowney's general involvement with the investment strategy of the Equity Fund remains unchanged.

     (f) the following is added after the "Administrative Services" section:

     YEAR 2000 PROBLEM. The funds' business operations depend on a worldwide network of computer systems that contain date fields, including securities trading systems, securities transfer agent operations and stock market links. Many of the systems currently use a two digit date field to represent the date, and unless these systems are changed or modified, they may not be able to distinguish the Year 1900 from the Year 2000 (commonly referred to as the Year 2000 problem). In addition, the fact that the Year 2000 is a non-standard leap year may create difficulties for some systems.

     When the Year 2000 arrives, the funds' operations could be adversely affected if the computer systems used by Advisers, its service providers and other third parties it does business with are not Year 2000 ready. For example, the funds' portfolio and operational areas could be impacted, including securities trade processing, interest and dividend payments, securities pricing, shareholder account services, reporting, custody functions and others. The funds could experience difficulties in effecting transactions if any of their foreign subcustodians, or if foreign broker-dealers or foreign markets are not ready for Year 2000.

     Advisers and its affiliated service providers are making a concerted effort to take steps they believe are reasonably designed to address their Year 2000 problems. Of course, the funds' ability to reduce the effects of the Year 2000 problem is also very much dependent upon the efforts of third parties over which the funds and Advisers may have no control.

     (g) the first sentence under "The Rule 12b-1 Plans" is replaced with the following:

     Each class has a separate distribution or "Rule 12b-1" plan under which the fund shall pay or may reimburse Distributors or others for the expenses of activities that are primarily intended to sell shares of the class.

     (h) and the following paragraphs are added to the section "The Rule 12b-1 Plans":

     Under the Class B plan, the Equity Fund pays Distributors up to 0.75% per year of Class B's average daily net assets to pay Distributors for providing distribution and related services and bearing certain Class B expenses. All distribution expenses over this amount will be borne by those who have incurred them. Securities Dealers are not eligible to receive this portion of the Rule 12b-1 fees associated with the purchase.

     The Equity Fund may also pay a servicing fee of up to 0.25% per year of Class B's average daily net assets under the Class B plan. This fee may be used to pay Securities Dealers or others for, among other things, helping to establish and maintain customer accounts and records, helping with requests to buy and sell shares, receiving and answering correspondence, monitoring dividend payments from the fund on behalf of customers, and similar servicing and account maintenance activities. Securities Dealers may be eligible to receive this portion of the Rule 12b-1 fees from the date of purchase. After 8 years, Class B shares convert to Class A shares and Securities Dealers may then receive the Rule 12b-1 fees applicable to Class A.

     The expenses relating to the Class B plan are also used to pay Distributors for advancing the commission costs to Securities Dealers with respect to the initial sale of Class B shares. Further, the expenses relating to the Class B plan may be used by Distributors to pay third party financing entities that have provided financing to Distributors in connection with advancing commission costs to Securities Dealers.

VII. Under "How Is the Trust Organized?",

     (a) the first paragraph is replaced with the following:

     The Global Fund is a non-diversified series, and each other fund is a diversified series of Franklin Investors Securities Trust (the "Trust"), an open-end management investment company, commonly called a mutual fund. The Trust was organized as a Massachusetts business trust on December 22, 1986, and is registered with the SEC. The Equity Fund and Global Fund each offers three classes of shares: Franklin Equity Income Fund - Class A, Franklin Equity Income Fund - Class B and Franklin Equity Income Fund - Class C; and Franklin Global Government Income Fund - Class A, Franklin Global Government Income Fund - Class C and Franklin Global Government Income Fund
     - Advisor Class. The Convertible Fund and Short-Intermediate Fund each offers two classes of shares: Franklin Convertible Securities Fund - Class A and Franklin Convertible Securities Fund - Class C; and Franklin Short-Intermediate U.S. Government Securities Fund - Class A and Franklin Short-Intermediate U.S. Government Securities Fund - Advisor Class. Additional series and classes of shares may be offered in the future.

     (b) and the following is added:

     As of December 7, 1998, Templeton Funds Trust Company and Franklin Templeton Trust Company each owned of record and beneficially more than 25% of the outstanding Advisor Class shares of the Short-Intermediate Fund, and Franklin Templeton Trust Company, as trustee for ValuSelect, owned of record and beneficially more than 25% of the outstanding Advisor Class shares of the Global Fund.

VIII.The sections "Choosing a Share Class" and "Purchase Price of Fund Shares," found under "How Do I Buy Shares?", are replaced with the following:

     CHOOSING A SHARE CLASS

     Each class has its own sales charge and expense structure,  allowing you to
     choose  the  class  that  best  meets  your   situation.   Your  investment
     representative can help you decide.

            CLASS A*                   CLASS B*                     CLASS C*
                               (Only applicable to the
                                     Equity Fund)
     ----------------------------------------------------------------------------------
        o Front-end sales       o No front-end sales         o Front-end sales
          charge of 5.75%         charge                       charge of 1%
          or less
          (Convertible Fund
          and Equity Fund),
          4.25% or less
          (Global Fund) or
          2.25% or less
          (Short-Intermediate
          Fund)

        o Contingent            o Contingent Deferred        o Contingent Deferred
          Deferred Sales          Sales Charge of 4% or        Sales Charge of 1% on
          Charge of 1% on         less on shares you           shares you sell within
          purchases of $1         sell within six years        18 months
          million or more
          sold within one
          year

        o Lower annual          o Higher annual              o Higher annual
          expenses than           expenses than Class A        expenses than Class A
          Class B or C due        (same as Class C) due        (same as Class B) due
          to lower Rule           to higher Rule 12b-1         to higher Rule 12b-1
          12b-1 fees              fees. Automatic              fees. No conversion to
                                  conversion to Class A        Class A shares, so
                                  shares after eight           annual expenses do not
                                  years, reducing future       decrease.
                                  annual expenses.
        o No maximum            o Maximum purchase           o Maximum purchase
          purchase amount         amount of $249,999. We       amount of $999,999. We
                                  invest any investment        invest any investment
                                  of $250,000 or more in       of $1 million or more
                                  Class A shares, since        in Class A shares,
                                  a reduced front-end          since there is no
                                  sales charge is              front-end sales charge
                                  available and Class          and Class A's annual
                                  A's annual expenses          expenses are lower.
                                  are lower.

     *Before January 1, 1999, Class A shares were designated Class I and Class C shares were designated Class II. The Equity Fund began offering Class B shares on January 1, 1999. Class B shares are not available to all retirement plans. Class B shares are only available to IRAs (of any type), Trust Company 403(b) plans, and Trust Company qualified plans with participant or earmarked accounts.

     PURCHASE PRICE OF FUND SHARES

     For Class A shares, the sales charge you pay depends on the dollar amount you invest, as shown in the table below. The sales charge for Class C shares is 1% and, unlike Class A, does not vary based on the size of your purchase. There is no front-end sales charge for Class B shares.

                                       TOTAL SALES CHARGE         AMOUNT PAID TO
                                       AS A PERCENTAGE OF           TO DEALER
                                   ---------------------------        AS A
     AMOUNT OF PURCHASE            OFFERING          NET AMOUNT   PERCENTAGE OF
     AT OFFERING PRICE               PRICE            INVESTED    OFFERING PRICE
     ---------------------------------------------------------------------------

     CLASS A - CONVERTIBLE FUND
     AND EQUITY FUND
     Under $50,000                  5.75%              6.10%         5.00%
     $50,000 but less than
     $100,000                       4.50%              4.71%         3.75%
     $100,000 but less than         3.50%              3.63%         2.80%
     $250,000
     $250,000 but less than         2.50%              2.56%         2.00%
     $500,000
     $500,000 but less than         2.00%              2.04%         1.60%
     $1,000,000
     $1,000,000 or more*            None               None          None

     CLASS A - GLOBAL FUND
     Under $100,000                 4.25%              4.44%         4.00%
     $100,000 but less than         3.50%              3.63%         3.25%
     $250,000
     $250,000 but less than         2.50%              2.56%         2.25%
     $500,000
     $500,000 but less than         2.00%              2.04%         1.85%
     $1,000,000
     $1,000,000 or more*            None               None          None

     CLASS A -
     SHORT-INTERMEDIATE FUND
     Under $100,000                 2.25%              2.31%         2.00%
     $100,000 but less than         1.75%              1.78%         1.50%
     $250,000
     $250,000 but less than         1.25%              1.27%         1.00%
     $500,000
     $500,000 but less than         1.00%              1.01%         0.85%
     $1,000,000
     $1,000,000 or more*            None               None          None

     CLASS B* - EQUITY FUND         None               None          None

     CLASS C - CONVERTIBLE
     FUND, EQUITY FUND AND
     GLOBAL FUND
     Under $1,000,000*              1.00%              1.01%         1.00%

     *A Contingent Deferred Sales Charge of 1% may apply to Class A purchases of $1 million or more and any Class C purchase. A Contingent Deferred Sales Charge of up to 4% may apply to any Class B purchase. Please see "How Do I Sell Shares? - Contingent Deferred Sales Charge." Please also see "Other Payments to Securities Dealers" below for a discussion of payments Distributors may make out of its own resources to Securities Dealers for certain purchases.

IX. In the section "Sales Charge Waivers," found under "How Do I Buy Shares? - Sales Charge Reductions and Waivers,"

     (a) the first paragraph is replaced with the following:

     SALES CHARGE WAIVERS. If one of the following sales charge waivers applies to you or your purchase of fund shares, you may buy shares of the fund without a front-end sales charge or a Contingent Deferred Sales Charge. All of the sales charge waivers listed below apply to purchases of Class A shares only, except for items 1 and 2 which also apply to Class B and C purchases.

     (b) the second waiver category is replaced with the following:

     2. Redemption proceeds from the sale of shares of any Franklin Templeton Fund. The proceeds must be reinvested in the same class of shares, except proceeds from the sale of Class B shares will be reinvested in Class A shares.

          If you paid a Contingent Deferred Sales Charge when you sold your Class A or C shares, we will credit your account with the amount of the Contingent Deferred Sales Charge paid but a new Contingent Deferred Sales Charge will apply. For Class B shares reinvested in Class A, a new Contingent Deferred Sales Charge will not apply, although your account will not be credited with the amount of any Contingent Deferred Sales Charge paid when you sold your Class B shares. If you own both Class A and B shares and you later sell your shares, we will sell your Class A shares first, unless otherwise instructed.

          Proceeds immediately placed in a Franklin Bank CD also may be reinvested without a front-end sales charge if you reinvest them within 365 days from the date the CD matures, including any rollover.

          This waiver does not apply to shares you buy and sell under our exchange program. Shares purchased with proceeds from a money fund may be subject to a sales charge.

     (c) and the following new category 12 is added to the end of the second list of sales charge waiver categories:

     12.  Qualified   registered   investment   advisors   who  buy   through  a
          broker-dealer or service agent who has entered into an agreement with Distributors

X. The section "How Do I Buy Shares in Connection with Retirement Plans?", found under "How Do I Buy Shares?", is replaced with the following:

     HOW DO I BUY SHARES IN CONNECTION WITH RETIREMENT PLANS?

     Your individual or employer-sponsored retirement plan may invest in the fund. Plan documents are required for all retirement plans. Trust Company can provide the plan documents for you and serve as custodian or trustee.

     Trust Company can provide you with brochures containing important information about its plans. These plans require separate applications and their policies and procedures may be different than those described in this prospectus. For more information, including a free retirement plan brochure or application, please call Retirement Plan Services.

     Please consult your legal, tax or retirement plan specialist before choosing a retirement plan. Your investment representative or advisor can help you make investment decisions within your plan.

XI. The section "How Do I Buy Shares? - Other Payments to Securities Dealers" is replaced with the following:

     OTHER PAYMENTS TO SECURITIES DEALERS

     The payments described below may be made to Securities Dealers who initiate and are responsible for Class B and C purchases and certain Class A purchases made without a sales charge. The payments are subject to the sole discretion of Distributors, and are paid by Distributors or one of its affiliates and not by the fund or its shareholders.

     1. Class A purchases of $1 million or more - up to 1% of the amount invested (Convertible Fund and Equity Fund) or up to 0.75% of the amount invested (Global Fund and Short-Intermediate Fund).

     2.   Class B purchases - up to 4% of the amount invested.

     3.   Class C purchases - up to 1% of the purchase price.

     4. Class A purchases made without a front-end sales charge by certain retirement plans described under "Sales Charge Reductions and Waivers
          - Retirement Plans" above - up to 1% of the amount invested.

     5. Class A purchases by trust companies and bank trust departments, Eligible Governmental Authorities, and broker-dealers or others on behalf of clients participating in comprehensive fee programs - up to 0.25% of the amount invested.

     6. Class A purchases by Chilean retirement plans - up to 1% of the amount invested.

     A Securities Dealer may receive only one of these payments for each qualifying purchase. Securities Dealers who receive payments in connection with investments described in paragraphs 1, 3 or 6 above or a payment of up to 1% for investments described in paragraph 4 will be eligible to receive the Rule 12b-1 fee associated with the purchase starting in the thirteenth calendar month after the purchase.

     FOR BREAKPOINTS THAT MAY APPLY AND INFORMATION ON ADDITIONAL COMPENSATION PAYABLE TO SECURITIES DEALERS IN CONNECTION WITH THE SALE OF FUND SHARES, PLEASE SEE "HOW DO I BUY, SELL AND EXCHANGE SHARES? - OTHER PAYMENTS TO SECURITIES DEALERS" IN THE SAI.

XII. The second and third paragraphs under "May I Exchange Shares for Shares of Another Fund?" are replaced with the following:

     If you own Class A shares, you may exchange into any of our money funds except Franklin Templeton Money Fund. Franklin Templeton Money Fund is the only money fund exchange option available to Class B and C shareholders. Unlike our other money funds, shares of Franklin Templeton Money Fund may not be purchased directly and no drafts (checks) may be written on Franklin Templeton Money Fund accounts.

     Before making an exchange, please read the prospectus of the fund you are interested in. This will help you learn about the fund, its investment goal and policies, and its rules and requirements for exchanges. For example, some Franklin Templeton Funds do not accept exchanges and others may have different investment minimums. Some Franklin Templeton Funds do not offer Class B or C shares.

XIII.In the  section  "Contingent  Deferred  Sales  Charge,"  found under "May I
     Exchange Shares for Shares of Another Fund? - Will Sales Charges Apply to My Exchange?",

     (a) the following sentence is added to the end of the first paragraph:

     The purchase price for determining a Contingent Deferred Sales Charge on exchanged shares will be the price you paid for the original shares.

     (b) and the third paragraph is replaced with the following:

     If you exchange Class A shares into one of our money funds, the time your shares are held in that fund will not count towards the completion of any Contingency Period. If you exchange your Class B or C shares for the same class of shares of Franklin Templeton Money Fund, however, the time your shares are held in that fund will count towards the completion of any Contingency Period.

XIV. The second and third bulleted items in the section "Exchange Restrictions," found under "May I Exchange Shares for Shares of Another Fund?", are replaced with the following:

     o You may only exchange shares within the same class, except as noted below. If you exchange your Class B shares for the same class of shares of another Franklin Templeton Fund, the time your shares are held in that fund will count towards the eight year period for automatic conversion to Class A shares.

     o Generally exchanges may only be made between identically registered accounts, unless you send written instructions with a signature guarantee. You may, however, exchange shares from a fund account requiring two or more signatures into an identically registered money fund account requiring only one signature for all transactions. PLEASE NOTIFY US IN WRITING IF YOU DO NOT WANT THIS OPTION TO BE AVAILABLE ON YOUR ACCOUNT. Additional procedures may apply. Please see "Transaction Procedures and Special Requirements."

XV.  In the "By Phone" section of the chart under "How Do I Sell Shares?",

     (a) the first bulleted item is replaced with the following:

     o If the request is $100,000 or less. Institutional accounts may exceed $100,000 by completing a separate agreement. Call Institutional Services to receive a copy.

     (b) and the third bulleted item is deleted.

XVI. In the section "Contingent Deferred Sales Charge," found under "How Do I Sell Shares?",

     (a) the following is added after the second paragraph:

     For Class B shares, there is a Contingent Deferred Sales Charge if you sell your shares within six years, as described in the table below. The charge is based on the value of the shares sold or the Net Asset Value at the time of purchase, whichever is less.

                                                   THIS % IS DEDUCTED FROM YOUR
     IF YOU SELL YOUR CLASS B SHARES               PROCEEDS AS A CONTINGENT
     WITHIN THIS MANY YEARS AFTER BUYING THEM      DEFERRED SALES CHARGE
     ---------------------------------------------------------------------------
         1 Year                                    4
         2 Years                                   4
         3 Years                                   3
         4 Years                                   3
         5 Years                                   2
         6 Years                                   1
         7 Years                                   0

     (b) and the section "Waivers" is replaced with the following:

     WAIVERS. We waive the Contingent Deferred Sales Charge for:

     o    Account fees

     o Sales of Class A shares purchased without a front-end sales charge by certain retirement plan accounts if (i) the account was opened before May 1, 1997, or (ii) the Securities Dealer of record received a payment from Distributors of 0.25% or less, or (iii) Distributors did not make any payment in connection with the purchase, or (iv) the Securities Dealer of record has entered into a supplemental agreement with Distributors

     o Redemptions by the fund when an account falls below the minimum required account size

     o    Redemptions following the death of the shareholder or beneficial owner

     o Redemptions through a systematic withdrawal plan set up before February 1, 1995

     o Redemptions through a systematic withdrawal plan set up on or after February 1, 1995, up to 1% monthly, 3% quarterly, 6% semiannually or 12% annually of your account's Net Asset Value depending on the frequency of your plan

     o Redemptions by Trust Company employee benefit plans or employee benefit plans serviced by ValuSelect(R) (not applicable to Class B)

     o Distributions from IRAs due to death or disability or upon periodic distributions based on life expectancy (for Class B, this applies to all retirement plan accounts, not only IRAs)

     o Returns of excess contributions (and earnings, if applicable) from retirement plan accounts

     o Participant initiated distributions from employee benefit plans or participant initiated exchanges among investment choices in employee benefit plans (not applicable to Class B)

XVII.The fourth paragraph under "What Distributions Might I Receive From the Fund?" is replaced with the following:

     Dividends and capital gains are calculated and distributed the same way for each class. The amount of any income dividends per share will differ, however, generally due to the difference in the Rule 12b-1 fees of each class.

XVIII. Distribution option 3 and the paragraph following it in the section "What
     Distributions Might I Receive From the Fund? - Distribution Options" is replaced with the following:

     3. RECEIVE DISTRIBUTIONS IN CASH - You may receive dividends, or both dividend and capital gain distributions in cash. If you have the money sent to another person or to a checking or savings account, you may need a signature guarantee. If you send the money to a checking or savings account, please see "Electronic Fund Transfers" under "Services to Help You Manage Your Account."

     Distributions may be reinvested only in the same class of shares, except as follows: (i) Class C shareholders who chose to reinvest their distributions in Class A shares of the fund or another Franklin Templeton Fund before November 17, 1997, may continue to do so; and (ii) Class B and C shareholders may reinvest their distributions in shares of any Franklin Templeton money fund.

XIX. Under "Transaction Procedures and Special Requirements,"

     (a) the section "Joint Accounts" is replaced with the following:

     JOINT ACCOUNTS. For accounts with more than one registered owner, the fund accepts written instructions signed by only one owner for transactions and account changes that could otherwise be made by phone. For all other transactions and changes, all registered owners must sign the instructions.

     Please keep in mind that if you have previously told us that you do not want telephone exchange or redemption privileges on your account, then we can only accept written instructions to exchange or redeem shares if they are signed by all registered owners on the account.

     (b) the reference to $50,000 in the section "Signature Guarantees" is replaced with $100,000.

     (c) and the section "Trust Company Retirement Plan Accounts," found under "Telephone Transactions," is deleted.

XX.  In the section "Services to Help You Manage Your Account":

     (a) the second sentence under "Automatic Investment Plan" is replaced with the following:

     Under the plan, you can have money transferred automatically from your checking or savings account to the fund each month to buy additional shares.

     (b) the second paragraph under "Systematic Withdrawal Plan" is replaced with the following:

     If you would like to establish a systematic withdrawal plan, please complete the systematic withdrawal plan section of the account application included with this prospectus and indicate how you would like to receive your payments. You may choose to direct your payments to buy the same class of shares of another Franklin Templeton Fund or have the money sent directly to you, to another person, or to a checking or savings account. If you choose to have the money sent to a checking or savings account, please see "Electronic Fund Transfers" below. Once your plan is established, any distributions paid by the fund will be automatically reinvested in your account.

     (c) the section "Electronic Fund Transfers - Class I Only" is replaced with the following:

     ELECTRONIC FUND TRANSFERS

     You may choose to have dividend and capital gain distributions or payments under a systematic withdrawal plan sent directly to a checking or savings account. If the account is with a bank that is a member of the Automated Clearing House, the payments may be made automatically by electronic funds transfer. If you choose this option, please allow at least fifteen days for initial processing. We will send any payments made during that time to the address of record on your account.

     (d) the third bulleted item under "TeleFACTS(R)" is replaced with the following:

     o exchange shares (within the same class) between identically registered Franklin Templeton Class A, B or C accounts; and

     (e) and the last sentence and the chart under "TeleFACTS(R)" are replaced with the following:

     The code numbers for Class A, B and C are:

                                     CLASS A     CLASS B     CLASS C
     ------------------------------------------------------------------
     Convertible Fund                  137         ---         237
     Equity Fund                       139         339         239
     Global Fund                       135         ---         235
     Short-Intermediate Fund           136         ---         ---

XXI. In the "Useful Terms and Definitions" section:

     (a) the definition of "Class I, Class II and Advisor Class" is replaced with the following:

     CLASS A, CLASS B, CLASS C AND ADVISOR CLASS - The Equity Fund offers three classes of shares, designated "Class A," "Class B" and "Class C." The Global Fund also offers three classes of shares, designated "Class A," "Class C" and "Advisor Class." The Short-Intermediate Fund offers two classes of shares, designated "Class A" and "Advisor Class." The Convertible Fund also offers two classes of shares, designated "Class A" and "Class C." The classes have proportionate interests in the fund's portfolio. They differ, however, primarily in their sales charge and expense structures.

     (b) and the following definitions are revised:

     CONTINGENCY PERIOD - For Class A shares, the 12 month period during which a Contingent Deferred Sales Charge may apply. The contingency period is six years for Class B shares and 18 months for Class C shares. The holding period begins on the day you buy your shares. For example, if you buy shares on the 18th of the month, they will age one month on the 18th day of the next month and each following month.

     CONTINGENT DEFERRED SALES CHARGE (CDSC) - A sales charge of 1% that may apply if you sell your Class A or C shares within the Contingency Period. For Class B, the maximum CDSC is 4% and declines to 0% after six years.

     OFFERING PRICE - The public offering price is based on the Net Asset Value per share of the class and includes the front-end sales charge. The maximum front-end sales charge is 5.75% for Class A of the Convertible Fund and the Equity Fund, 4.25% for Class A of the Global Fund, 2.25% for Class A of the Short-Intermediate Fund and 1% for Class C. There is no front-end sales charge for Class B. We calculate the offering price to two decimal places using standard rounding criteria.



                Please keep this supplement for future reference.